Intangible Assets, net - Schedule of Intangible assets (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (58,904,560)	$ (7,568,071)	$ (52,091,503)
Less: impairment loss	(14,242,561)	(1,829,887)	0
Total	53,381	6,858	18,787,163
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	227,080	29,175	223,381
Domain Name
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	62,086	7,977	0
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 72,911,336	$ 9,367,664	$ 70,655,285